Restatement of Previously Issued Financial Statements - Adjusted Financials (Details) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 04, 2020
Class of Warrant or Right [Line Items]
Total Liabilities	$ 175,002,000	$ 256,856,000				$ 256,856,000		$ 175,002,000	$ 180,643,000
Common stock value	1,000	1,000				1,000		1,000	1,000
Additional paid-in capital	266,464,000	291,802,000				291,802,000		266,464,000	192,852,000
Accumulated deficit	(79,123,000)	(114,180,000)				(114,180,000)		(79,123,000)	(44,020,000)
Net loss		(23,299,000)	$ (11,758,000)	$ (6,332,000)	$ (16,586,000)	(35,057,000)	$ (22,918,000)	(35,103,000)	(27,137,000)	$ (12,047,000)
Capitol Investment Corp. V
Class of Warrant or Right [Line Items]
Warrant liabilities	30,680,000	22,880,000				22,880,000		30,680,000	0		$ 23,053,333
Total Liabilities	42,870,461	36,336,742				36,336,742		42,870,461	151,935		35,128,333
Class A common stock subject to possible redemption	298,469,850	345,000,000				345,000,000		298,469,850	0		306,230,947
Additional paid-in capital	13,654,828	0				0		13,654,828	24,137		5,893,808
Accumulated deficit	(8,656,150)	(35,676,039)				(35,676,039)		(8,656,150)	(11,142)		(895,052)
Formation and operating costs		858,357		277		1,998,077	297	1,030,921	3,769
Change in fair value of warrant liabilities	(7,626,667)	520,000		0		7,800,000	0	(7,626,667)	0
Other income, net		527,526		0		7,853,045	0	(7,614,087)	0
Net loss		$ (330,831)	$ 6,185,799	$ (277)	$ (20)	$ 5,854,968	$ (297)	(8,645,008)	(3,769)
Weighted average shares outstanding, basic and diluted (in Shares)		12,659,435		7,500,000		12,967,016	7,500,000
Basic and diluted net loss per common share (in Dollars per share)		$ (0.03)		$ 0		$ 0.45	$ 0
Sale of 34,500,000 Units, net of underwriting discounts								311,109,339
Sale of 5,833,333 Founders’ Warrants								991,667
Transaction costs allocable to warrant liabilities								873,424	0
Initial classification of Class A common stock subject to redemption								306,230,947	0
Change in value of Class A common stock subject to possible redemption						$ 46,530,150	$ 0	(7,761,097)	0
Initial measurement of warrants issued in connection with initial public offering accounting for as liabilities								23,053,333	0
Additional Paid-in Capital | Capitol Investment Corp. V
Class of Warrant or Right [Line Items]
Net loss								0	0
Sale of 34,500,000 Units, net of underwriting discounts								311,105,889
Sale of 5,833,333 private placement warrants – Additional Paid in Capital								0
Sale of 5,833,333 Founders’ Warrants								991,667
Class A Common Stock | Capitol Investment Corp. V
Class of Warrant or Right [Line Items]
Common stock value	465	$ 0				0		465	$ 0		388
Net loss		0		$ 0		0	0	$ 10,883
Weighted average shares outstanding, basic and diluted (in Shares)								29,846,985	0
Basic and diluted net loss per common share (in Dollars per share)								$ 0.00	$ 0
Nonredeemable Common Stock | Capitol Investment Corp. V
Class of Warrant or Right [Line Items]
Net loss		$ (330,831)		$ (277)		$ 5,854,968	$ (297)	$ (8,655,891)
Weighted average shares outstanding, basic and diluted (in Shares)								7,868,993	7,500,000
Basic and diluted net loss per common share (in Dollars per share)								$ (1.10)	$ (0.00)
Previously Reported | Capitol Investment Corp. V
Class of Warrant or Right [Line Items]
Warrant liabilities	0							$ 0			0
Total Liabilities	12,190,461							12,190,461			12,075,000
Class A common stock subject to possible redemption	329,149,850							329,149,850			329,284,280
Additional paid-in capital	5,155,043							5,155,043			5,020,615
Accumulated deficit	(156,059)							(156,059)			(21,628)
Formation and operating costs								157,497
Change in fair value of warrant liabilities								0
Other income, net								12,580
Net loss								(144,917)
Transaction costs allocable to warrant liabilities								0
Initial classification of Class A common stock subject to redemption								329,284,280
Change in value of Class A common stock subject to possible redemption								(134,430)
Initial measurement of warrants issued in connection with initial public offering accounting for as liabilities								0
Previously Reported | Additional Paid-in Capital | Capitol Investment Corp. V
Class of Warrant or Right [Line Items]
Sale of 34,500,000 Units, net of underwriting discounts								325,527,465
Sale of 5,833,333 private placement warrants – Additional Paid in Capital								8,750,000
Sale of 5,833,333 Founders’ Warrants								0
Previously Reported | Class A Common Stock | Capitol Investment Corp. V
Class of Warrant or Right [Line Items]
Common stock value	159							$ 159			157
Weighted average shares outstanding, basic and diluted (in Shares)								32,914,985
Previously Reported | Nonredeemable Common Stock | Capitol Investment Corp. V
Class of Warrant or Right [Line Items]
Weighted average shares outstanding, basic and diluted (in Shares)								7,698,927
Basic and diluted net loss per common share (in Dollars per share)								$ (0.02)
Revision of Prior Period, Adjustment | Capitol Investment Corp. V
Class of Warrant or Right [Line Items]
Warrant liabilities	30,680,000							$ 30,680,000			23,053,333
Total Liabilities	30,680,000							30,680,000			23,053,333
Class A common stock subject to possible redemption	(30,680,000)							(30,680,000)			(23,053,333)
Additional paid-in capital	8,499,785							8,499,785			873,193
Accumulated deficit	(8,500,091)							(8,500,091)			(873,424)
Formation and operating costs								873,424
Change in fair value of warrant liabilities								(7,626,667)
Other income, net								(7,626,667)
Net loss								(8,500,091)
Transaction costs allocable to warrant liabilities								873,424
Initial classification of Class A common stock subject to redemption								(23,053,333)
Change in value of Class A common stock subject to possible redemption								(7,626,667)
Initial measurement of warrants issued in connection with initial public offering accounting for as liabilities								23,053,333
Revision of Prior Period, Adjustment | Additional Paid-in Capital | Capitol Investment Corp. V
Class of Warrant or Right [Line Items]
Sale of 34,500,000 Units, net of underwriting discounts								(14,421,576)
Sale of 5,833,333 private placement warrants – Additional Paid in Capital								(8,750,000)
Sale of 5,833,333 Founders’ Warrants								991,667
Revision of Prior Period, Adjustment | Class A Common Stock | Capitol Investment Corp. V
Class of Warrant or Right [Line Items]
Common stock value	$ 306							$ 306			$ 231
Weighted average shares outstanding, basic and diluted (in Shares)								(3,068,000)
Revision of Prior Period, Adjustment | Nonredeemable Common Stock | Capitol Investment Corp. V
Class of Warrant or Right [Line Items]
Weighted average shares outstanding, basic and diluted (in Shares)								170,066
Basic and diluted net loss per common share (in Dollars per share)								$ (1.08)